Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares Value
Common Stocks - 99 .7%
Aerospace & Defense - 7 .5%
Boeing Co. (The)* 2,952 $ 654,872
Howmet Aerospace, Inc. 7,981 1,434,744
2,089,616
Beverages - 2 .4%
Monster Beverage Corp.* 11,556 678,915
Biotechnology - 6 .2%
Argenx SE (ADR)* 1,087 728,649
Madrigal Pharmaceuticals, Inc.* 3,249 982,855
1,711,504
Broadline Retail - 11 .4%
Amazon.com, Inc.* 8,983 2,103,010
MercadoLibre, Inc.* 445 1,056,381
3,159,391
Capital Markets - 6 .6%
Intercontinental Exchange, Inc. 9,903 1,830,371
Financial Services - 3 .5%
Mastercard, Inc. - Class A 1,706 966,398
Health Care Providers & Services - 2 .0%
UnitedHealth Group, Inc. 2,182 544,540
Hotels, Restaurants & Leisure - 14 .9%
Booking Holdings, Inc. 194 1,067,788
Chipotle Mexican Grill, Inc. - Class A* 18,986 814,120
DoorDash, Inc. - Class A* 3,994 999,498
DraftKings, Inc. - Class A* 27,551 1,240,897
4,122,303
IT Services - 2 .9%
Shopify, Inc. - Class A* 6,637 811,108
Life Sciences Tools & Services - 2 .3%
Danaher Corp. 3,257 642,150
Pharmaceuticals - 2 .6%
Eli Lilly & Co. 976 722,308
Semiconductors & Semiconductor Equipment - 19 .4%
Broadcom, Inc. 7,431 2,182,485
Marvell Technology, Inc. 10,549 847,823
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 9,663 2,334,774
5,365,082
Software - 18 .0%
Datadog, Inc. - Class A* 8,117 1,136,218
HubSpot, Inc.* 979 508,737
Oracle Corp. 10,874 2,759,495
PTC, Inc.* 2,731 586,646
4,991,096
Total Common Stocks (cost 24,130,133) 27,634,782
Investment Companies - 0 .3%
Money Market Funds - 0 .3%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $86,540) 86,529 86,547
Total Investments (total cost $ 24,216,673 ) - 100 .0% 27,721,329
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (11,131)
Net Assets - 100.0% $27,710,198

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 22,790,417 82 .2%
Taiwan 2,334,774 8 .4
Uruguay 1,056,381 3 .8
Canada 811,108 2 .9
Netherlands 728,649 2 .7
Total $27,721,329 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments, at
Value at 2/4/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 0.3%
Money Market Funds - 0.3%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ – $ 664,929 $ (578,385) $ (4) $ 7 $ 86,547 86,529 $ 3,336
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 1,785,651 (1,785,651) – – – – 343
Δ
Total Affiliated Investments
- 0.3% $– $2,450,580 $(2,364,036) $(4) $7 $86,547 $3,679

Janus Henderson Transformational Growth ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 27,634,782 $ — $ — $ 27,634,782
Investment Companies — 86,547 — 86,547
Total Assets $ 27,634,782 $ 86,547 $ — $ 27,721,329

Janus Henderson Transformational Growth ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Transformational Growth ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-71312 09-25